GOODWILL AND OTHER INTANGIBLE ASSETS, NET	6 Months Ended
Jun. 30, 2015
GOODWILL AND OTHER INTANGIBLE ASSETS, NET [Abstract]
GOODWILL AND OTHER INTANGIBLE ASSETS, NET
NOTE 6:-	GOODWILL AND OTHER INTANGIBLE ASSETS, NET

a.	Goodwill:

Changes in goodwill:

	June 30,	December 31,
	2015	2014
	Unaudited	Audited

Goodwill, beginning of year	$17,467	$17,748
Revaluation (foreign currency exchange differences)	(153)	(281)
Acquisition	13,629	-

Goodwill, period end	$30,943	$17,467

b.	Net other intangible assets consisted of the following:

	June 30,	December 31,
	2015	2014
	Unaudited	Audited
Original amount:
Core technology	$13,384	$7,034
Customer relationships	1,981	1,599
Non-competition agreement	224	224
	15,589	8,857
Accumulated amortization:
Core technology	3,442	2,315
Customer relationships	1,214	1,084
Non-competition agreement	84	56
	4,740	3,455
Other intangible assets ,net:
Core technology	9,942	4,719
Customer relationships	767	515
Non-competition agreement	140	168

	$10,849	$5,402

The estimated future amortization expense of other intangible assets as of June 30, 2015 for the years ending:

Year ending December 31,
2015	$1,577
2016	2,786
2017	2,414
2018	1,990
Thereafter	2,082

$10,849